Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 453	$ 2,200	$ 2,647
Trade accounts receivable, net	5,595	7,507	9,291
Other accounts receivable	8	62	96
Inventory	4,918	4,071	6,637
Prepaid assets	1,424	1,670	2,025
Total current assets	12,398	15,510	20,696
Property and equipment, net	390	132	156
Other assets	51	384	129
Total assets	12,839	16,026	20,981
Current liabilities:
Accounts payable	2,871	3,839	4,398
Accrued expenses	1,552	1,597	2,343
Total current liabilities	4,423	5,436	6,741
Commitments and Contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000 shares authorized (no shares issued and outstanding)
Common stock	3	3	14
Additional paid-in capital common stock	34,217	33,158	32,859
Accumulated other comprehensive loss	(2,251)	(2,695)	(1,592)
Accumulated deficit	(23,553)	(19,876)	(17,041)
Total stockholders' equity	8,416	10,590	14,240
Total liabilities and stockholders' equity	$ 12,839	16,026	$ 20,981
Scenario, Previously Reported [Member]
Stockholders' equity:
Common stock		14
Additional paid-in capital common stock		$ 33,147